DERIVATIVES Part 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Amount After Tax of Gain (Loss) Recognized in Other Comprehensive Income On Derivatives, Effective Portion [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net Total	$ (20)	$ (10)
Pre-tax Amount of Gain (Loss) reclassified From Accumulated Other Comprehensive Income Into Income (Effective Portion) [Abstract]
Derivative Instruments, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income, Effective Portion, Net Total	0	45
Hedging Summary [Abstract]
Monetized positions and mark to market in accumulated other comprehensive income before tax	(4)	28
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	22
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	1	7
Commodity Contract [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Amount After Tax of Gain (Loss) Recognized in Other Comprehensive Income On Derivatives, Effective Portion [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net Total	(6)	(3)
Pre-tax Amount of Gain (Loss) reclassified From Accumulated Other Comprehensive Income Into Income (Effective Portion) [Abstract]
Derivative Instruments, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income, Effective Portion, Net Total	0	1
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Sales [Member]
Amount After Tax of Gain (Loss) Recognized in Other Comprehensive Income On Derivatives, Effective Portion [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net Total	12	(9)
Pre-tax Amount of Gain (Loss) reclassified From Accumulated Other Comprehensive Income Into Income (Effective Portion) [Abstract]
Derivative Instruments, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income, Effective Portion, Net Total	0	44
Forward Starting Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amount After Tax of Gain (Loss) Recognized in Other Comprehensive Income On Derivatives, Effective Portion [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net Total	$ (26)	$ 2